Related Party Disclosures	6 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Disclosures
19.	RELATED PARTY DISCLOSURES
Unless otherwise disclosed, transactions with related parties are made on normal commercial terms and at market rates. All related parties are companies that are associated shareholders.
The following presents the transactions that occurred with related parties along with balances receivable from/ payable to related parties:

	Accounts receivable US$‘000	Accounts payable US$‘000	Loan payable US$‘000
June 30, 2022
Fast Cities Australia	16	—	—
St Baker Energy	—	93	—

Total	16	93	—

December 31, 2022
Fast Cities Australia	183	—	—
St Baker Energy	—	—	28,649

Total	183	—	28,649

	Hardware revenue US$‘000	Purchases US$‘000	Other income US$‘000
December 31, 2021
Gilbarco	8,135	338	—
Fast Cities Australia	2,392	—	—
St Baker Energy	—	125	—
Palantir Technologies	—	1,731	—

Total	10,527	2,194	—

December 31, 2022
Fast Cities Australia	1,588	—	—
Palantir Technologies	—	2,135	—
Nexport Pty Ltd	—	—	12

Total	1,588	2,135	12

Transactions with Gilbarco
The purchase transactions entered into with Gilbarco during the six months ended December 31, 2021 were in respect of certain service agent fee charged by Gilbarco to the Group. Gilbarco ceased to be the Group’s related party since November 29, 2021 which is the date Gilbarco resigned from the Board of Directors of Tritium. As such, all transactions between the Group and Gilbarco that occurred prior to November 29, 2021 are disclosed above as related party transactions. The Group has sold products to Gilbarco during the period at normal trading terms.
Transactions with Fast Cities
The Group has sold products to Fast Cities during the period at normal trading terms. The receivables due at the end of the period are payable within 30 days.

Transactions with Palantir Technologies Inc.
The Group has entered a contractual commitment with Palantir Technologies Inc. (“Palantir”) in the value of $21 million pertaining to Palantir Platform – Foundry Cloud Subscription. After December 31, 2021, Palantir became a related party. The Group has received an IT outsourcing service from Palantir Technologies Inc. during the period at normal trading terms.
Transactions with Nexport Pty Ltd
The Group entered into a license agreement with Nexport Pty Ltd to allow its employees to co-occupy
the Group’s premises at 31 Archimedes Place, Murrarie. The contract has expired as at September 30, 202
2
.
Transactions with St Baker Energy
The purchase transactions entered into with St Barker Energy during the six months ended December 31, 2021 were in respect of payment towards provision of contract staff to the Group, by St Baker Energy. The terms of the loan payable have been disclosed in Note 10.